Significant Accounting Estimates and Judgments (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Significant Accounting Estimates and Judgments (Textual)
Right-of-use assets	₪ 17,100
Lease liabilities	17,100
Net loss	(13,887)	$ (3,704)	₪ (20,880)	₪ (27,893)
Operating cash flows	(4,665)	(1,245)	(17,884)	(19,357)
Financing cash flows	₪ 9,915	$ 2,647	₪ 32,395	₪ 18,486